Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Retirement Benefit Plans [Abstract]
Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligations	$30,313	$27,985
Fair value of plan assets	(34,178)	(34,762)
Funded status - surplus	$(3,865)	$(6,777)

Net defined benefit liabilities	$2,098	$2,107
Net defined benefit assets	(5,963)	(8,884)
	$(3,865)	$(6,777)

Movements in Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the defined benefit obligations and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligations	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2022	$35,502	$36,605	$(1,103)
Current service cost	1,085	—	1,085
Interest expense/interest income	171	181	(10)
Amounts recognized in profit or loss	1,256	181	1,075
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	2,968	(2,968)
Actuarial loss recognized from changes in financial assumptions	208	—	208
Actuarial loss recognized from experience adjustments	1,606	—	1,606
Amounts recognized in other comprehensive income	1,814	2,968	(1,154)
Contributions from employer	—	1,555	(1,555)
Benefits paid	(4,729)	(4,729)	—
Benefits paid directly by the Company	(244)	—	(244)
Balance on December 31, 2022	33,599	36,580	(2,981)
Current service cost	1,006	—	1,006
Loss on settlements	1	—	1
Interest expense/interest income	403	452	(49)
Amounts recognized in profit or loss	1,410	452	958
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	309	(309)
Actuarial gain recognized from changes in financial assumptions	(100)	—	(100)
Actuarial loss recognized from experience adjustments	252	—	252
Amounts recognized in other comprehensive income	152	309	(157)
Contributions from employer	—	1,386	(1,386)
Benefits paid	(4,549)	(4,549)	—
Benefits paid directly by the Company	(299)	—	(299)
Balance on December 31, 2023	30,313	34,178	(3,865)
Current service cost	904	—	904
Interest expense/interest income	372	422	(50)
Amounts recognized in profit or loss	1,276	422	854
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	3,105	(3,105)
Actuarial gain recognized from changes in financial assumptions	(382)	—	(382)
Actuarial loss recognized from experience adjustments	1,232	—	1,232
Amounts recognized in other comprehensive income	850	3,105	(2,255)
Contributions from employer	—	1,245	(1,245)
Benefits paid	(4,188)	(4,188)	—
Settlement of plan obligation of subsidiaries	—	—	—
Benefits paid directly by the Company	(266)	—	(266)
Balance on December 31, 2024	$27,985	$34,762	$(6,777)

Pension Costs Recognized in Profit and Loss for Defined Benefit Plans

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Operating costs	$565	$488	$416
Marketing expenses	360	334	314
General and administrative expenses	86	78	73
Research and development expenses	37	35	32
	$1,048	$935	$835

Principal Assumptions Used for Actuarial Valuations

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2023	2024
Discount rates	1.25%	1.75%
Expected rates of salary increase	1.00%-2.25%	1.00%-2.25%

Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present values of the defined benefit obligations would increase (decrease) as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(880)	$(790)
0.5% decrease	$932	$836
Expected rates of salary increase
0.5% increase	$1,000	$904
0.5% decrease	$(953)	$(862)

Summary of Sensitivity Analysis	There is no change in the methods and assumptions used in preparing the sensitivity analysis from the previous period.

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$1,355	$1,224
The average duration of the defined benefit obligations	6.1-10years	6-10years

Maturity Analysis of Undiscounted Benefit Payments

As of December 31, 2024, the Company’s maturity analysis of the undiscounted benefit payments was as follows:

Year	Amount
NT$
(In Millions)
2025	$2,214
2026	5,345
2027	8,537
2028	9,808
2029 and thereafter	30,311
$56,215